Related Party Balances and Transactions - Schedule of Due to Related Parties (Details)		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	$ 75,973	$ 9,678	$ 80,000
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]			79,834
Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	60,000	7,643	50,577
Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]			35,774
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 135,973	$ 17,321	$ 246,185

[1]	These balances represent commission for customer referral payable to Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.
[2]	The balances represent advances from Mr. Cheng and Mrs. Cheng. These balances were unsecured, interest-free and repayable on demand.